REVENUE FROM CONTRACTS WITH CUSTOMERS - Summary of Contract Liabilities (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Advance from customers	¥ 18,681,010	$ 2,708,492	¥ 39,773,738
Deferred revenue-current	189,105,747	27,417,756	215,147,975
Deferred revenue-non current	232,695,351	33,737,655	314,472,488
Total contract liabilities	¥ 440,482,108	$ 63,863,903	¥ 569,394,201